                                     ANNUAL
                                     REPORT
                               December 31, 1997
                                 WARBURG PINCUS
                               CASH RESERVE FUND

                                       -
                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND

   More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

                                     [Logo]

From time to time, the Funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Performance data represent past performance and are not a guarantee of future performance. The Funds' yield will fluctuate. Each Fund seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that it can do so on a continuing basis. An investment in each Fund is neither insured nor guaranteed by the U.S. government. For Warburg Pincus New York Tax Exempt Fund, a portion of income may be subject to state and city taxes or the federal alternative minimum tax.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this annual report are as of December 31, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this annual report is a recommendation to purchase or sell securities.

WARBURG PINCUS CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1997
--------------------------------------------------------------------------------
Dear Shareholder:                                               February 9, 1998

   As 1997 began, the nation's economy was expanding at a strong annualized 4% pace, and higher prices for goods and services were widely anticipated. The Federal Reserve, increasingly concerned about future inflationary pressures, raised short-term rates by 25 basis points on March 25 to 5.50%, and its action appears to have achieved the desired results. The economy slowed slightly to a 3.1% pace in the third quarter while inflation fell to its lowest level in a decade. As the year came to an end, the financial crisis among Asian economies made it all the more unlikely that the Fed would raise interest rates over the near term, and bonds continued to rally.

   The annualized current yield for Warburg Pincus Cash Reserve Fund (the 'Fund') for the seven-day period ended December 31, 1997, was 5.26% (5.05% without waivers and/or reimbursements), up from 5.03% for the period ended December 31, 1996. Net assets increased to $472.7 million, up from $451.6 million 12 months ago. The Fund's average weighted maturity on December 31, 1997, was 51.40 days.

   The Fund will continue to emphasize the highest-quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo                           PNC Institutional Management Corp.
President                                     Sub-Advisor Investor
Warburg Pincus Funds

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1997
--------------------------------------------------------------------------------

Dear Shareholder:                                               February 9, 1998

   New York state's debt was upgraded in August of 1997 by Standard & Poor's, to A from A-, reflecting the state's improved economic climate and financial position. The fiscal 1998 budget is firmly balanced as a result of relatively conservative revenue and expenditure projections. Currently, the state anticipates a $530 million surplus at the end of its fiscal year in March. Fiscally, the state is in a better position than it has been in years; however, several credit issues loom. A highly politicized budget process, tax reductions that still require offsetting expenditure cuts, and an increasing dependence on the financial-services sector are factors that prevent complacency, particularly as New York enters an election year.
   New York City, meanwhile, has continued to benefit from Wall Street's strength. First-quarter fiscal 1998 tax revenues were $244 million above expectations, while the public-assistance caseload dropped by almost 5%. The City's improved cash position is reflected in its reduced need for short-term borrowing. Like the state, the City has made substantial strides, but continues to face formidable budgetary hurdles in both its operating and capital plans.
   Tax-free money-market assets continued to hit record highs, increasing 23% for the year ended December 31, 1997. As the second-fastest-growing money-market category, tax-free money-market-fund assets peaked at $162.5 billion in December. Net assets for Warburg Pincus New York Tax Exempt Fund (the 'Fund') grew by more than 30% during the year to $151.2 million.
   The Fund took the opportunity to lock in relatively high rates early in 1997 by adding a variety of attractive notes and commercial paper, in anticipation of seasonal declines often experienced in the first quarter of a new year. The average weighted maturity of the Fund was maintained in the 40- to 50-day range during the latter part of the year, remaining in close proximity to the industry average of 50 days (the Fund's average weighted maturity was 43.41 days as of December 31, 1997). The Fund's seven-day annualized yield was 3.37% (3.30% without waivers and/or reimbursements) on December 31.
   The Fund seeks to provide investors with a high level of current income that is exempt from federal, New York state and New York City personal income taxes as is consistent with the preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo                         PNC Institutional Management Corp.
President                                   Sub-Advisor Investor
Warburg Pincus Funds

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS
December 31, 1997
--------------------------------------------------------------------------------

                                                    RATINGS=
    PAR                                           (MOODY'S/S&P)      MATURITY      RATE%        VALUE
-----------                                       -------------     ----------     -----     ------------
CERTIFICATES OF DEPOSIT (26.4%)
Bank Notes (2.1%)
$ 5,000,000   First National Bank of Boston        (A-1, P-1)         01/09/98     5.710     $  5,000,000
  5,000,000   First National Bank of Boston        (A-1, P-1)         04/06/98     5.700        5,000,000
                                                                                             ------------
                                                                                               10,000,000
                                                                                             ------------
Banks (5.9%)
 10,000,000   Bank of Nova Scotia                  (A-1+, P-1)        02/19/98     5.750       10,000,000
  5,000,000   Bank of Tokyo-Mitsubishi             (A-1+, P-1)        01/16/98     5.810        5,000,018
  5,000,000   First National Bank of Boston        (A-1, P-1)         02/17/98     5.750        5,000,000
  5,000,000   First National Bank of Boston        (A-1, P-1)         04/27/98     5.800        5,000,000
  3,000,000   Morgan Guaranty Trust Co. of New
               York                                (A-1+, P-1)        06/22/98     5.965        2,999,522
                                                                                             ------------
                                                                                               27,999,540
                                                                                             ------------
Domestic Certificates of Deposit (4.6%)
  2,000,000   Bankers Trust Co.                    (A-1, P-1)         06/19/98     5.980        1,999,824
  5,000,000   Bankers Trust Co.                    (A-1, P-1)         07/07/98     6.000        5,001,667
  5,000,000   Bankers Trust Co.                    (A-1, P-1)         07/14/98     5.900        4,997,528
  5,000,000   Wilmington Trust Co.                 (A-1, P-1)         01/12/98     5.720        5,000,000
  5,000,000   Wilmington Trust Co.                 (A-1, P-1)         05/18/98     5.830        5,000,000
                                                                                             ------------
                                                                                               21,999,019
                                                                                             ------------
National Commercial Banks (3.2%)
  5,000,000   Australia & New Zealand Banking
               Group                               (A-1+, P-1)        02/19/98     5.645        4,998,675
 10,000,000   Swiss Bank Corp.                     (A-1+, P-1)        02/17/98     5.740        9,999,976
                                                                                             ------------
                                                                                               14,998,651
                                                                                             ------------
Yankee Dollar Certificates of Deposit (10.6%)
 10,000,000   Bank of Montreal                     (A-1+, P-1)        02/18/98     5.760       10,000,132
  5,000,000   Banque Nationale de Paris            (A-1, P-1)         02/13/98     5.720        5,000,083
  5,000,000   Banque Nationale de Paris            (A-1, P-1)         02/18/98     5.770        5,000,066
  5,000,000   Banque Nationale de Paris            (A-1, P-1)         03/16/98     5.730        5,000,704
  5,000,000   Royal Bank of Canada                 (A-1+, P-1)        04/01/98     6.010        5,000,840
  5,000,000   Royal Bank of Canada                 (A-1+, P-1)        06/25/98     5.940        4,998,624
  5,000,000   Societe Generale                     (A-1+, P-1)        01/30/98     5.800        4,999,675
  5,000,000   Societe Generale                     (A-1+, P-1)        03/03/98     5.850        4,999,573
  5,000,000   Swedbank                             (A-2, P-1)         01/27/98     5.710        5,000,036
                                                                                             ------------
                                                                                               49,999,733
                                                                                             ------------
              TOTAL CERTIFICATES OF DEPOSIT
               (Cost $124,996,943)                                                            124,996,943
                                                                                             ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

                                                    RATINGS=
    PAR                                           (MOODY'S/S&P)      MATURITY      RATE%        VALUE
-----------                                       -------------     ----------     -----     ------------
COMMERCIAL PAPER (61.9%)
Agricultural Services (1.5%)
$ 7,000,000   Golden Peanut Co.                    (A-1+, P-1)        02/02/98     5.500     $  6,965,778
                                                                                             ------------
Asset Backed Securities (15.2%)
  7,500,000   Beta Finance Inc.                    (A-1+, P-1)        03/06/98     5.590        7,425,467
  5,000,000   Beta Finance Inc.                    (A-1+, P-1)        03/12/98     5.580        4,945,750
  5,000,000   CC (USA) Inc.                        (A-1+, P-1)        01/08/98     5.520        4,994,633
  5,000,000   CC (USA) Inc.                        (A-1+, P-1)        02/12/98     5.700        4,966,750
  5,000,000   CC (USA) Inc.                        (A-1+, P-1)        03/09/98     5.570        4,948,168
  5,000,000   CC (USA) Inc.                        (A-1+, P-1)        03/20/98     5.680        4,938,467
  5,000,000   Corporate Receivables Corp.          (A-1, P-1)         01/16/98     5.520        4,988,500
  5,000,000   Corporate Receivables Corp.          (A-1, P-1)         03/10/98     5.750        4,945,694
  5,000,000   Corporate Receivables Corp.          (A-1, P-1)         03/11/98     5.680        4,945,567
 10,000,000   CXC, Inc.                            (A-1+, P-1)        02/10/98     5.820        9,935,333
  5,000,000   Dakota Certificates Program          (A-1+, P-1)        02/04/98     5.800        4,972,611
  5,000,000   Dakota Certificates Program          (A-1+, P-1)        02/05/98     5.700        4,972,292
  5,000,000   Windmill Funding                     (A-1+, P-1)        02/25/98     5.850        4,955,312
                                                                                             ------------
                                                                                               71,934,544
                                                                                             ------------
Banks (7.9%)
 15,000,000   AB Spintab Swedbank                  (A-2, P-1)         04/15/98     5.740       14,751,267
  5,000,000   Banque Nationale de Paris Canada     (A-1, P-1)         03/17/98     5.730        4,940,312
  5,000,000   Svenska Handelsbanken Inc.           (A-1, P-1)         01/12/98     5.520        4,991,567
 12,975,000   Swedish Export Credit Corp.          (A-1+, P-1)        01/07/98     5.520       12,963,063
                                                                                             ------------
                                                                                               37,646,209
                                                                                             ------------
Conglomerates (2.1%)
 10,000,000   BTR Dunlop Finance Inc               (A-1, P-1)         01/29/98     5.740        9,955,356
                                                                                             ------------
Converted Paper & Paperboard (2.5%)
  7,000,000   Rexam PLC                            (A-1, P-1)         01/23/98     5.700        6,975,617
  5,000,000   Rexam PLC                            (A-1, P-1)         02/02/98     5.610        4,975,067
                                                                                             ------------
                                                                                               11,950,684
                                                                                             ------------
Finance Lessors (2.6%)
 12,284,000   General Electric Capital Corp.       (A-1+, P-1)        02/13/98     5.600       12,201,834
                                                                                             ------------
Metal Mining (2.2%)
 10,400,000   BHP Finance (USA) Inc.               (A-1, P-1)         02/24/98     5.770       10,309,988
                                                                                             ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

                                                    RATINGS=
    PAR                                           (MOODY'S/S&P)      MATURITY      RATE%        VALUE
-----------                                       -------------     ----------     -----     ------------
COMMERCIAL PAPER (CONT'D)
Miscellaneous Business Credit Institutions (3.1%)
$ 5,000,000   Unifunding Inc.                      (A-1, P-1)         02/02/98     5.550     $  4,975,333
 10,000,000   Unifunding Inc.                      (A-1, P-1)         02/12/98     5.680        9,933,733
                                                                                             ------------
                                                                                               14,909,066
                                                                                             ------------
Motor Vehicles & Car Bodies (5.3%)
 10,000,000   Daimler-Benz North America Corp.     (A-1, P-1)         01/20/98     5.530        9,970,814
  5,000,000   Daimler-Benz North America Corp.     (A-1, P-1)         03/19/98     5.620        4,939,897
  5,000,000   Daimler-Benz North America Corp.     (A-1, P-1)         03/26/98     5.560        4,935,133
  5,000,000   Ford Credit Europe PLC               (A-1, P-1)         01/16/98     5.520        4,988,500
                                                                                             ------------
                                                                                               24,834,344
                                                                                             ------------
Retail -- Department Stores (2.1%)
 10,000,000   St. Michael Finance Ltd.             (A-1+, P-1)        01/13/98     5.520        9,981,600
                                                                                             ------------
Security Brokers & Dealers (8.4%)
  5,000,000   Bear Stearns Companies, Inc.         (A-1, P-1)         02/10/98     5.520        4,969,333
  5,000,000   Bear Stearns Companies, Inc.         (A-1, P-1)         02/26/98     5.590        4,956,522
  5,000,000   Bear Stearns Companies, Inc.         (A-1, P-1)         03/12/98     5.700        4,944,583
  5,000,000   Goldman Sachs Group L.P.             (A-1+, P-1)        03/09/98     5.720        4,946,772
  5,000,000   Goldman Sachs Group L.P.             (A-1+, P-1)        03/10/98     5.700        4,946,167
  5,000,000   Merrill Lynch & Co. Canandian DCP    (A-1+, P-1)        02/27/98     5.530        4,956,221
  5,000,000   Merrill Lynch & Co. Canandian DCP    (A-1+, P-1)        03/17/98     5.740        4,940,208
  5,000,000   Morgan Stanley Group, Inc.           (A-1, P-1)         03/23/98     5.720        4,935,650
                                                                                             ------------
                                                                                               39,595,456
                                                                                             ------------
Services -- Auto Rent & Lease (1.1%)
  5,000,000   PHH Corp.                            (A-1, P-1)         01/23/98     5.550        4,983,042
                                                                                             ------------
Short-Term Business Credit Institutions (3.1%)
  5,000,000   Block Financial Corp.                (A-1, P-1)         01/22/98     5.520        4,983,900
 10,000,000   Penney (J.C.) Funding Corp.          (A-1, P-1)#        02/09/98     5.580        9,939,550
                                                                                             ------------
                                                                                               14,923,450
                                                                                             ------------
Telecommunications (1.7%)
  8,000,000   France Telecom                       (A-1+, P-1)        03/13/98     5.720        7,909,751
                                                                                             ------------
U.S. Treasury Bills (3.1%)
  9,600,000   Dun & Bradstreet Corp.               (A-1, NR)          03/05/98     5.730        9,503,736
  5,000,000   Dun & Bradstreet Corp.               (A-1, NR)          03/24/98     5.720        4,934,856
                                                                                             ------------
                                                                                               14,438,592
                                                                                             ------------
              TOTAL COMMERCIAL PAPER
               (Cost $292,539,694)                                                            292,539,694
                                                                                             ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

                                                    RATINGS=
    PAR                                           (MOODY'S/S&P)      MATURITY      RATE%        VALUE
-----------                                       -------------     ----------     -----     ------------
VARIABLE RATE OBLIGATIONS (10.8%)
Asset Backed Securities (4.2%)
$ 5,000,000   SMM Trust 1996-R +                   (A-1+, P-1)        01/15/98     5.961     $  5,000,000
 15,100,000   SMM Trust 1997-X +                   (A-1+, P-1)        01/12/98     6.000       15,100,000
                                                                                             ------------
                                                                                               20,100,000
                                                                                             ------------
Domestic Certificates of Deposit (1.7%)
  8,000,000   Bankers Trust Co. +                  (A-1, P-1)         01/01/98     5.700        7,999,146
                                                                                             ------------
Personal Credit Institutions (1.1%)
  5,000,000   Associates Corp. of North America +  (A-1+, P-1)        01/01/98     5.620        4,999,404
                                                                                             ------------
Repurchase Agreements (1.7%)
  8,000,000   Dean Witter, Discover & Co. +        (A-1, P-1)         01/21/98     6.001        8,003,348
                                                                                             ------------
Security Brokers & Dealers (2.1%)
  5,000,000   Bear Stearns Companies, Inc. +       (A-1, P-1)         02/17/98     6.225        5,007,483
  5,000,000   Morgan Stanley Group, Inc. +         (A-1+, P-1)        01/07/98     5.960        5,000,000
                                                                                             ------------
                                                                                               10,007,483
                                                                                             ------------
              TOTAL VARIABLE RATE OBLIGATIONS
               (Cost $51,109,381)                                                              51,109,381
                                                                                             ------------
REPURCHASE AGREEMENTS (2.2%)
 10,200,000   Repurchase agreement with Morgan
               Stanley & Co., dated 12/31/97 at
               6.70% to be repurchased on
               01/02/98 at $10,203,797.
               (Collateralized by U.S. Treasury
               Notes ranging in par values from
               $10,000 - $2,426,000,
               5.625% - 5.75%,
               02/15/98 - 02/15/04. Market value
               of collateral is $10,410,919.)
               (Cost $10,200,000)                                     01/02/98     6.700       10,200,000
                                                                                             ------------
TIME DEPOSITS (1.1%)
  5,000,000   Canadian Imperial Bank of Commerce
               (Cost $4,999,354)                   (A-1+, P-1)        03/17/98     5.940        4,999,354
                                                                                             ------------
TOTAL INVESTMENTS AT VALUE (102.4%) (Cost $483,845,372*)                                      483,845,372
                                                                                             ------------
LIABILITES IN EXCESS OF OTHER ASSETS (2.4%)                                                   (11,170,811)
                                                                                             ------------
NET ASSETS (100.0%) (applicable to 472,695,425 shares)                                       $472,674,561
                                                                                             ------------
                                                                                             ------------
NET ASSET VALUE, offering and redemption price
  per share ($472,674,561 [div] 472,695,425)                                                 $       1.00
                                                                                             ------------
                                                                                             ------------
                                        INVESTMENT ABBREVIATIONS
                                             NR = Not Rated

--------------------------------------------------------------------------------
= Credit ratings given by Moody's Investors Services, Inc. and Standard & Poor's Ratings Group are unaudited.

# Denotes long-term debt ratings of parent company.

+ The interest rate shown is as of December 31, 1997 and the maturity date is the next interest readjustment date.

* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO
December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


MATURITY SCHEDULE
     (DAYS)               PAR             PERCENTAGE OF PORTFOLIO
-----------------     ------------        -----------------------
                                                      (CUMULATIVE)
          1-7         $ 41,175,000           8.5%             8.5%
         8-14           45,100,000           9.3             17.8
        15-30           75,000,000          15.4             33.2
        31-60          159,684,000          32.9             66.1
        61-90          110,100,000          22.7             88.8
       91-120           30,000,000           6.2             95.0
      121-150            5,000,000           1.0             96.0
     Over 150           20,000,000           4.0            100.0
                      ------------           ---
                      $486,059,000         100.0%
                      ------------           ---
                      ------------           ---

                    Average Weighted Maturity -- 51.40 days

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS
December 31, 1997
--------------------------------------------------------------------------------


                                                   RATINGS=
   PAR                                           (MOODY'S/S&P)     MATURITY     RATE%       VALUE
 ---------                                        ------------      --------     ----        -----
NEW YORK (96.5%)
$2,070,000   Auburn Industrial Development
              Authority RB Series 1997 (Fat
              Tire, LIC Project) (Key Corp.
              Bank N.A. LOC) VRDN                (NR, NR)          01/07/98     4.460     $ 2,070,000
 1,000,000   Caledonia-Mumford Central School
              District BANS, GO                  (NR, NR)          06/18/98     4.250       1,001,557
 2,250,000   Erie County, New York IDA (Marine
              Midland LOC) VRDN                  (A-1, NR)         01/07/98     3.750       2,250,000
 2,950,000   Galway, New York, Central School
              District BANS, GO                  (NR, NR)          06/18/98     4.125       2,953,584
 4,400,000   Horseheads, New York Central
              School District BANS, GO           (NR, NR)          03/24/98     4.000       4,402,937
 1,000,000   Monroe County IDA (Ajl
              Manufacturing, Inc. Facility)
              (Marine Midland LOC) VRDN          (A-1, NR)         01/07/98     3.750       1,000,000
 1,000,000   Monroe County IDA Electronic
              Navigational Industries Inc.
              Facility City Series 1984 RB       (NR, NR)          07/01/98     3.780       1,000,000
   100,000   Montgomery Town IDA, RB
              (Canadian, Imperial Bank LOC)
              VRDN+                              (A-1+, NR)        01/15/98     3.800         100,000
 1,500,000   N.Y. State Energy Research &
              Development Adjustable Rate
              Pollution Control RB (Long
              Island Lighting Co. Project)
              (Deutsche Bank LOC)                (NR, VMIG-1)      03/01/98     3.600       1,500,000
 1,900,000   N.Y. State Energy Research &
              Development Authority Pollution
              Control RB (Rochester Gas and
              Electric Corp.) 1997 Series C
              (MBIA Insurance LOC)               (A-1+, VMIG-1)    01/07/98     3.550       1,900,000
 4,000,000   New Paltz, New York, Central
              School District BANS, GO           (NR, NR)          06/15/98     4.125       4,004,090
 3,800,000   New York City GO 1994 Series H-3    (A-1+, VMIG-1)    03/23/98     3.750       3,800,000
 5,500,000   New York City GO 1994 Series H-3
              (State Street Bank & CO LOC)       (A-1+, VMIG-1)    02/24/98     3.750       5,500,000
 2,000,000   New York City GO 1995 Series B
              (Chemical Bank LOC)                (A-1, VMIG-1)     02/26/98     3.800       2,000,000
 3,100,000   New York City GO 1995 Series B-9
              (Chemical Bank LOC)                (A-1, VMIG-1)     01/29/98     3.750       3,100,000
 4,200,000   New York City GO 1995 Series F-3
              DN (Morgan Guaranty LOC)           (A-1, VMIG-1)     01/07/98     3.650       4,200,000
   200,000   New York City GO 1995 Series F-7
              (Union Bank of Switzerland LOC)
              VRDN                                (A-1+, P-1)      01/07/98     3.600         200,000
 4,100,000   New York City GO (Bayerische
              Landesbank LOC) VRDN                (A-1+, VMIG-1)   01/07/98     3.600       4,100,000
   500,000   New York City GO (Bayerische
              Landesbank LOC) VRDN                (A-1+, VMIG-1)   01/07/98     3.600         500,000
 1,400,000   New York City GO (Morgan Guaranty
              LOC)                                (A-1+, VMIG-1)   01/07/98     3.650       1,400,000
   600,000   New York City GO Series B10
              (Union Bank of Switzerland LOC)
              VRDN                                (A-1+, VMIG-1)   01/07/98     3.500         600,000
 1,500,000   New York City GO Series H-3 (J.P.
              Morgan LOC)                         (A-1+, VMIG-1)   02/20/98     3.800       1,500,000
 2,000,000   New York City G0 Series H-3
              (State Street Bank & Co. LOC)       (A-1, VMIG-1)    02/17/98     3.800       2,000,000
 2,100,000   New York City GO Series H-3 (FSA
              Insurance) (State Street Bank &
              CO LOC)                             (A-1+, P-1)      03/20/98     3.800       2,100,000
 5,600,000   New York City GO Trust Receipts
              RANS Series 1997 (Bank of New
              York LOC) VRDN                      (NR, VMIG-1)     01/01/98     4.150       5,600,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------


                                                   RATINGS=
  PAR                                            (MOODY'S/S&P)       MATURITY      RATE%        VALUE
----------                                        --------------     ----------     -----     ------------
NEW YORK (CONT'D)
$  800,000   New York City Health & Hospitals
              Health System Bonds, RB 1997
              Series A (Morgan Guaranty LOC)
              VRDN                                (A-1+, VMIG-1)       01/07/98     3.500     $    800,000
 3,700,000   New York City Housing Development
              Corp. (Bayerische Landesbank
              Girozentrale LOC)                   (A-1+, NR)           01/07/98     3.600        3,700,000
 5,000,000   New York City Housing Development
              Corp. Multi-Family Rental
              Housing RB (Monterey) 1997
              Series A (FNMA Coll) VRDN           (A-1+, NR)           01/07/98     3.550        5,000,000
 3,000,000   New York City Housing Development
              Corp. Multi-Family Rental RB
              (Columbus Green) 1997 Series A
              (FNMA LOC) VRDN                     (A-1+, NR)           01/07/98     3.550        3,000,000
 1,600,000   New York City IDA RB (Field Hotel
              Project) (JFK Airport) (Banque
              Indosuez LOC) VRDN+                 (A-1, VMIG-1)        01/07/98     3.650        1,600,000
   400,000   New York City IDA RB (Nippon
              Cargo Airlines Company) (Ind.
              Bank of Japan LOC) VRDN+            (A-1, NR)            01/01/98     4.250          400,000
 3,700,000   New York City IDA RB, Laguardia
              Airport (Banque Indosuez LOC)
              VRDN+                               (A-1, NR)            01/07/98     3.650        3,700,000
 1,100,000   New York City Municipal Water
              Finance Authority RB Series
              1994G                               (A-1+, VMIG-1)       01/01/98     4.300        1,100,000
 2,900,000   New York City Municipal Water
              Finance Authority Series 5-B
              (Westdeutsche Landesbank
              Gironzentrale LOC)                  (A-1+, P-1)          02/26/98     3.750        2,900,000
 1,300,000   New York City, New York GO Series
              B                                   (A-1+, VMIG-1)       01/01/98     4.150        1,300,000
 1,447,000   New York City Trust for Cultural
              Resources RB (Carnegie Hall)
              (West Deutschelands BK LOC)
              VRDN+                               (A-1, VMIG-1)        01/07/98     3.650        1,447,000
 2,100,000   New York Job Development
              Authority Daily Demand Special
              Purpose Bonds (Sumitomo Bank
              LOC)                                (A-1, VMIG-1)        01/07/98     4.600        2,100,000
 3,000,000   New York Local Government
              Assistance Corp. RB Series
              1994-B (LOC Credit Suisse) VRDN+    (A-1+, VMIG-1)       01/07/98     3.500        3,000,000
 1,700,000   New York Municipal Assistance
              Corp. RB (Public Benefit Corp.
              of State of N.Y.) (Bayerische
              Landesbank Girozentrale LOC)
              VRDN                                (A-1+, VMIG-1)       01/07/98     3.550        1,700,000
 3,000,000   New York State Dormitory
              Authority RB (Beverwyck Inc.)
              (Banque Paribas LOC)                (A-1, VMIG-1)        01/07/98     3.650        3,000,000
 2,000,000   New York State Energy Research &
              Development Authority Electric
              Facilities RB 1995 Series A
              (Long Island Lighting Company
              Project) (Union Bank of
              Switzerland LOC) VRDN               (NR, VMIG-1)         01/07/98     3.800        2,000,000
 2,600,000   New York State Energy Research &
              Development Authority Pollution
              Control RB (Niagara Mohawk
              Power) Series A VRDN                (A-1+, NR)           01/01/98     4.150        2,600,000
   600,000   New York State Energy Research &
              Development Authority Pollution
              Control Revenue Refunding Bonds
              Series 1985B (Central Hudson Gas
              & Electric) (Deutsche Bank)
              VRDN+                               (A-1+, VMIG-1)       01/07/98     3.850          600,000
 2,200,000   New York State Energy Research &
              Development Electric Facilities
              RB 1993 Series B (Long Island
              Lighting Co. Project) (Toronto
              Dominion LOC) VRDN                  (NR, VMIG-1)         01/07/98     3.850        2,200,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

                                                     RATINGS=
   PAR                                            (MOODY'S/S&P)       MATURITY      RATE%        VALUE
----------                                        --------------     ----------     -----     ------------
NEW YORK (CONT'D)
$  600,000   New York State Energy Research &
              Develpoment Authority Pollution
              Control Refunding RB (Orange &
              Rockland Utilities Inc. Project)
              1995 Series A (Deutsche Bank AG
              LOC) VRDN                           (NR, P-1)            01/07/98     3.550     $    600,000
 5,000,000   New York State Energy Research &
              Development Authority Pollution
              Control RB New York State
              Electric & Gas Series 1985-A
              (LOC Morgan Guaranty)+              (A-1+, P-1)          03/15/98     3.650        5,000,000
 2,500,000   New York State Energy Research &
              Development Authority Pollution
              Control RB (Deutsche Bank LOC)+     (NR, VMIG-1)         03/01/98     3.600        2,500,000
 4,200,000   New York State Environmental
              Quality GO Series 1997 A
              (Bayerische Landesbank
              Girozentrale LOC)                   (A-1+, VMIG-1)       01/20/98     3.800        4,200,000
 3,000,000   New York State Environmental
              Quality GO Series 1997 A
              (Bayerische Landesbank
              Girozentrale LOC)                   (A-1+, VMIG-1)       03/13/98     3.800        3,000,000
 1,400,000   New York State Housing Finance
              Agency RB, Series A (Mount Sinai
              School of Medicine) (Chase
              Manhattan Bank LOC) VRDN+           (NR, VMIG-1)         01/07/98     3.900        1,400,000
 2,000,000   New York State Housing Finance
              Agency East 84th Street Housing
              RB 1995 Series A (Fleet Bank
              LOC) VRDN+                          (NR, VMIG-1)         01/07/98     3.600        2,000,000
 1,200,000   New York State Housing Finance
              Agency Multi-family Mortgage RB
              (AMBAC Insurance) VRDN+             (NR, VMIG-1)         01/07/98     3.600        1,200,000
 2,100,000   New York State Housing Finance
              Agency Union Square South
              Housing RB 1996 Series A VRDN       (NR, VMIG-1)         01/07/98     3.550        2,100,000
 4,000,000   New York State Housing Finance
              Authority Revenue Bonds Tribeca
              Park Housing Authority Series A
              (Bayerische Landesbank
              Girozentrale LOC) VRDN              (NR, VMIG-1)         01/07/98     3.550        4,000,000
   465,000   New York State Job Development
              Authority Special Purpose Bonds
              Series 1984 G1 to G33 (Sumitomo
              Bank LOC) VRDN+                     (A-1+, VMIG-1)       01/01/98     4.300          465,000
   200,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds Series 1984c (Sumitomo
              Bank LOC) VRDN+                     (A-1, VMIG-1)        01/01/98     4.300          200,000
    90,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds Series 1984f (Sumitomo
              Bank LOC) VRDN+                     (A-1+, VMIG-1)       01/01/98     4.300           90,000
   570,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds Series 1984h (Sumitomo
              Bank LOC) VRDN+                     (A-1+, VMIG-1)       01/01/98     4.300          570,000
 2,000,000   New York State Power Authority
              (Citibank LOC)                      (A-1, P-1)           03/18/98     3.800        2,000,000
 2,000,000   New York State Power Authority RB    (A-1, VMIG-1)        03/01/98     3.750        2,000,000
 4,000,000   New York State Series U              (A-1+, P-1)          01/21/98     3.700        4,000,000
 1,560,000   Penfield NY BANS, GO                 (NR, NR)             12/23/98     4.125        1,564,017
 2,000,000   Smithtown New York Central School
              District TANS, GO                   (NR, NR)             06/29/98     4.100        2,001,872

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

                                                     RATINGS=
   PAR                                            (MOODY'S/S&P)       MATURITY      RATE%        VALUE
----------                                        --------------     ----------     -----     ------------
NEW YORK (CONT'D)
$  535,000   State of New York Power Authority
              Adjustable Tender Notes             (A-1, VMIG-1)        03/01/98     3.750     $    535,000
 1,700,000   Town of Babylon IDA (J. D'addario
              & Company, Inc Proj.) Series
              1994 (National Westminster LOC)
              VRDN+                               (NR, VMIG-1)         01/07/98     3.700        1,700,000
 2,300,000   Triborough Bridge & Tunnel
              Authority RB,
              (FGIC Insurance) VRDN               (A-1+, VMIG-1)       01/07/98     3.550        2,300,000
 1,576,000   Williamson, Town Of, New York
              BANS, GO                            (NR, NR)             12/23/98     4.250        1,581,918
                                                                                              ------------
             TOTAL NEW YORK (cost
              $145,936,975)                                                                    145,936,975
                                                                                              ------------
PUERTO RICO (2.6%)
 3,300,000   Puerto Rico Government
              Development Bank 85
              (Credit Suisse LOC) VRDN+           (A-1+, VMIG-1)       01/07/98     3.350        3,300,000
   400,000   Puerto Rico Highway &
              Transportation Authority Series
              1993x (Union Bank of Switzerland
              LOC) VRDN                           (A-1+, VMIG-1)       01/07/98     3.350          400,000
   200,000   Puerto Rico Industrial Medical
              Health Education & Environmental
              PCR (Anna G. Mendez Project)
              (Bank of Tokyo Mitsubish LOC)
              VRDN                                (A-1+, NR)           01/07/98     4.150          200,000
                                                                                              ------------
             TOTAL PUERTO RICO (cost
              $3,900,000)                                                                        3,900,000
                                                                                              ------------
                                                                                               149,836,975
                                                                                              ------------
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $149,836,975*)                                        149,836,975
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                     1,335,828
                                                                                              ------------
NET ASSETS (100.0%) (applicable to 151,185,923 shares)                                        $151,172,803
                                                                                              ------------
                                                                                              ------------
NET ASSET VALUE, offering and redemption price per share
($151,172,803 [div] 151,185,923)                                                                     $1.00
                                                                                              ------------
                                                                                              ------------

                                INVESTMENT ABBREVIATIONS

AMBAC           =     American Municipal Bond Assurance Corporation
BANS            =     Bond Anticipation Notes
FGIC            =     Financial Guaranty Insurance Company
FNMA Coll       =     Federal National Mortgage Association Collateral Agreement
FNMA LOC        =     Federal National Mortgage Association Letter of Credit
FSA             =     Financial Security Assurance Corporation
IDA             =     Industrial Development Agency
LOC             =     Letter of Credit
MB              =     Municipal Bond
MBIA            =     Municipal Bond Insurance Association
NR              =     Not Rated
RANS            =     Revenue Anticipation Notes
RB              =     Revenue Bond
TANS            =     Tax Anticipation Notes
VRDN            =     Variable Rate Demand Notes


--------------------------------------------------------------------------------
 = Credit ratings given by Moody's Investors Services, Inc. and Standard &
   Poor's Ratings Group are unaudited.
 + The interest rate shown is the rate as of December 31, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
 * Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO
December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


MATURITY SCHEDULE
     (DAYS)               PAR             PERCENTAGE OF PORTFOLIO
-----------------     ------------     -----------------------------
                                                        (CUMULATIVE)
         1- 7         $ 83,592,000          55.8%            55.8%
        8- 14                    0           0.0%            55.8%
       15- 30           11,400,000           7.6%            63.4%
       31- 60           20,435,000          13.6%            77.0%
       61- 90           20,300,000          13.6%            90.6%
       91-120                    0           0.0%            90.6%
      121-150                    0           0.0%            90.6%
     Over 150           14,086,000           9.4%           100.0%
                      ------------           ---
                      $149,813,000         100.0%
                      ------------           ---
                      ------------           ---

              Average Weighted Maturity -- 43.41 days

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                  CASH RESERVE FUND             NEW YORK TAX EXEMPT FUND
                                            -----------------------------     -----------------------------
                                            FOR THE TEN        FOR THE        FOR THE TEN        FOR THE
                                            MONTHS ENDED      YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                            DECEMBER 31,     FEBRUARY 28,     DECEMBER 31,     FEBRUARY 28,
                                                1997             1997             1997             1997
                                            ------------     ------------     ------------     ------------

INTEREST INCOME:                            $22,737,262      $23,929,079       $4,321,247       $3,938,687
                                            ------------     ------------     ------------     ------------
EXPENSES:
   Investment advisory                        1,004,894        1,092,344          294,367          287,156
   Sub-investment advisory and
     administration                           1,004,894        1,092,344          294,367          287,156
   Administrative services                      401,957          436,938          117,747          114,862
   Custodian                                     61,889           86,557           17,647           23,235
   Directors                                      7,500           20,000            7,500           20,000
   Insurance                                      7,135           12,428            1,879            4,240
   Professional services                         33,584           54,568           26,008           48,740
   Printing                                      14,487           15,911            7,961            2,367
   Registration                                  35,908           55,945           12,276           12,947
   Transfer agent                               107,794          112,909           11,122            7,010
   Miscellaneous                                 29,744           14,283            9,203           14,484
                                            ------------     ------------     ------------     ------------
                                              2,709,786        2,994,227          800,077          822,197
   Less fees waived                            (499,020)        (591,070)        (152,471)        (190,450)
                                            ------------     ------------     ------------     ------------
       Total expenses                         2,210,766        2,403,157          647,606          631,747
                                            ------------     ------------     ------------     ------------
           Net investment income             20,526,496       21,525,922        3,673,641        3,306,940
                                            ------------     ------------     ------------     ------------

NET REALIZED LOSS FROM INVESTMENTS:

   Net realized loss from security
     transactions                               (17,990)          (2,226)               0                0
                                            ------------     ------------     ------------     ------------
           Net increase in net assets
             resulting from operations      $20,508,506      $21,523,696       $3,673,641       $3,306,940
                                            ------------     ------------     ------------     ------------
                                            ------------     ------------     ------------     ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           CASH RESERVE FUND                                 NEW YORK TAX EXEMPT FUND
                         -----------------------------------------------------    -----------------------------------------------
                           FOR THE TEN          FOR THE            FOR THE         FOR THE TEN        FOR THE          FOR THE
                          MONTHS ENDED        YEAR ENDED         YEAR ENDED       MONTHS ENDED      YEAR ENDED       YEAR ENDED
                          DECEMBER 31,       FEBRUARY 28,       FEBRUARY 29,      DECEMBER 31,     FEBRUARY 28,     FEBRUARY 29,
                              1997               1997               1996              1997             1997             1996
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
FROM OPERATIONS:

   Net investment
    income               $    20,526,496    $    21,525,922    $    16,771,726    $  3,673,641     $   3,306,940    $   2,899,499
   Net realized loss
    from security
    transactions                 (17,990)            (2,226)              (507)              0                 0              645
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
      Net increase in
        net assets
        resulting from
        operations            20,508,506         21,523,696         16,771,219       3,673,641         3,306,940        2,900,144
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
FROM DISTRIBUTIONS:
   Dividends from net
    investment income:
      Common Shares          (20,526,496)       (21,525,922)       (16,771,726)     (3,673,641)       (3,306,940)      (2,810,063)
      Series 2 Shares                  0                  0                  0               0                 0          (89,436)
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
   Net decrease in net
    assets from
    distributions            (20,526,496)       (21,525,922)       (16,771,726)     (3,673,641)       (3,306,940)      (2,899,499)
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
FROM CAPITAL SHARE
 TRANSACTIONS
 (AT $1 PER SHARE):
   Proceeds from sale
    of shares              2,356,390,501      2,207,941,180      1,883,249,803     347,174,918       375,730,772      314,824,220
   Reinvested dividends       13,364,994         14,490,731         10,583,684       1,663,509         1,179,911        1,142,300
   Net asset value of
    shares redeemed       (2,313,798,174)    (2,189,302,165)    (1,913,436,052)   (321,856,450)     (349,303,606)    (307,102,780)
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
      Net increase
        (decrease) in
        net assets from
        capital share
        transactions          55,957,321         33,129,746        (19,602,565)     26,981,977        27,607,077        8,863,740
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
      Net increase
        (decrease) in
        net assets            55,939,331         33,127,520        (19,603,072)     26,981,977        27,607,077        8,864,385
NET ASSETS:
   Beginning of period       416,735,230        383,607,710        403,210,782     124,190,826        96,583,749       87,719,364
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
   End of period         $   472,674,561    $   416,735,230    $   383,607,710    $151,172,803     $ 124,190,826    $  96,583,749
                         ---------------    ---------------    ---------------    -------------    -------------    -------------
                         ---------------    ---------------    ---------------    -------------    -------------    -------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                FOR THE TEN                 FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                               MONTHS ENDED         ------------------------------------------------------
                             DECEMBER 31, 1997       1997        1996        1995        1994        1993
                             -----------------      ------      ------      ------      ------      ------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $  1.00           $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                    -----           ------      ------      ------      ------      ------
   Income from
     Investment
     Operations:
   Net Investment Income           0.0428           0.0492      0.0543      0.0426      0.0273      0.0322
   Less Distributions:
   Dividends from net
     investment income            (0.0428)          (0.0492)    (0.0543)    (0.0426)    (0.0273)    (0.0322)
                                    -----           ------      ------      ------      ------      ------
NET ASSET VALUE, END OF
 PERIOD                           $  1.00           $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                    -----           ------      ------      ------      ------      ------
                                    -----           ------      ------      ------      ------      ------
Total Return                         4.28%'D'         5.03%       5.57%       4.35%       2.76%       3.27%

RATIOS/SUPPLEMENTAL
 DATA:
Net Assets, End of
 Period (000s)                   $472,675           $416,735    $383,607    $403,211    $277,557    $287,723

Ratios to average daily
 net assets:
   Operating expenses                 .55%@*           .55%@       .56%@       .55%        .54%        .50%
   Net investment income             5.11%*           4.93%       5.43%       4.41%       2.73%       3.22%
   Decrease reflected in
     above operating
     expense ratios due
     to
  waivers/reimbursements              .12%*            .14%        .16%        .19%        .13%        .17%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Fund's expenses by .00%, .00% and .01% for the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, .55% and .55% for the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
*  Annualized.
'D'  Non annualized.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                   FOR THE TEN                 FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                  MONTHS ENDED        -------------------------------------------------------
                                DECEMBER 31, 1997      1997        1996        1995        1994        1993
                                -----------------     -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING
 OF
 PERIOD                             $    1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                       ------         -------     -------     -------     -------     -------
   Income from Investment
     Operations:

   Net Investment Income               0.0261          0.0288      0.0326      0.0246      0.0175      0.0224

   Less Distributions:

   Dividends from Net
     Investment Income                (0.0261)        (0.0288)    (0.0326)    (0.0246)    (0.0175)    (0.0224)
                                       ------         -------     -------     -------     -------     -------
NET ASSET VALUE, END OF
 PERIOD                             $    1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                       ------         -------     -------     -------     -------     -------
                                       ------         -------     -------     -------     -------     -------

Total Return                             2.64%'D'        2.92%       3.31%       2.48%       1.77%       2.26%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (000s)                              $151,173         $124,191    $96,584     $77,111     $65,984     $76,995

Ratios to average daily net
 assets:
    Operating expenses                    .55%@*          .55%@       .56%@       .55%        .54%        .50%
    Net investment income                3.12%*          2.88%       3.24%       2.46%       1.75%       2.23%
    Decrease reflected in
      above operating
      expense ratios due to
     waivers/reimbursements               .12%*           .17%        .27%        .27%        .19%        .28%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Fund's expenses by .00%, .00% and .01% for the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, .55% and .55% for the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
*  Annualized.
'D'  Non annualized.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Cash Reserve Fund (the 'Cash Reserve Fund') and the Warburg Pincus New York Tax Exempt Fund (the 'New York Tax Exempt Fund') are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified and non-diversified, open-end management investment companies, respectively.

   Investment objectives for each Fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from federal, New York state and New York city personal income taxes as is consistent with preservation of capital and liquidity.

   Certain New York state and New York city municipal obligations in the New York Tax Exempt Fund may be obligations of issuers which rely in whole or in part on New York state or New York city revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

   The net asset value of each Fund is determined as of noon and the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued under the amortized cost method, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D) distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession through its custodian.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The Cash Reserve Fund and the New York Tax Exempt Fund have, effective March 1, 1997, each changed their fiscal and tax year-ends from February 28th to December 31st, which was approved by the Funds' Boards of Directors on January 15, 1997.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. Each Fund received credits or reimbursements as follows:

                                         FOR THE TEN
                                        MONTH PERIOD             FOR THE
                                            ENDED              YEAR ENDED
               FUND                   DECEMBER 31, 1997     FEBRUARY 28, 1997
----------------------------------    -----------------     -----------------

Cash Reserve                               $18,435               $16,144
New York Tax Exempt                          5,426                 4,545

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg Pincus Asset Management, Inc. ('Warburg'), which is indirectly controlled by Warburg, Pincus & Co., serves as each Fund's investment adviser. For its investment advisory services, Warburg receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. Investment advisory fees and voluntary waivers were as follows:

                                         CASH RESERVE FUND                       NEW YORK TAX EXEMPT FUND
                              ---------------------------------------     ---------------------------------------
                                 FOR THE TEN             FOR THE             FOR THE TEN             FOR THE
                                MONTHS ENDED           YEAR ENDED           MONTHS ENDED           YEAR ENDED
                              DECEMBER 31, 1997     FEBRUARY 28, 1997     DECEMBER 31, 1997     FEBRUARY 28, 1997
                              -----------------     -----------------     -----------------     -----------------

Gross Investment Advisory
 Fee                             $ 1,004,894           $ 1,092,344            $ 294,367             $ 287,156
Waiver                              (192,234)             (229,970)             (58,818)              (74,362)
                                    --------              --------              -------               -------
Net Investment Advisory
 Fee                             $   812,660           $   862,374            $ 235,549             $ 212,794
                                    --------              --------              -------               -------
                                    --------              --------              -------               -------

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

   PNC Institutional Management Corporation ('PIMC'), a wholly owned subsidiary of PNC Bank, N.A., serves as each Fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, PIMC receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. Sub-investment advisory and administration fees and voluntary waivers were as follows:

                                         CASH RESERVE FUND                       NEW YORK TAX EXEMPT FUND
                              ---------------------------------------     ---------------------------------------
                                 FOR THE TEN             FOR THE             FOR THE TEN             FOR THE
                                MONTHS ENDED           YEAR ENDED           MONTHS ENDED           YEAR ENDED
                              DECEMBER 31, 1997     FEBRUARY 28, 1997     DECEMBER 31, 1997     FEBRUARY 28, 1997
                              -----------------     -----------------     -----------------     -----------------
Gross Sub-Advisory and
 Administration Fee              $ 1,004,894           $ 1,092,344            $ 294,367             $ 287,156
Waiver                              (288,351)             (344,956)             (88,227)             (111,543)
                                    --------              --------              -------               -------
Net Sub-Advisory and
 Administration Fee              $   716,543           $   747,388            $ 206,140             $ 175,613
                                    --------              --------              -------               -------
                                    --------              --------              -------               -------

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, serves as each Fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. Administrative services fees earned by CFSI were as follows:

                                         CASH RESERVE FUND                       NEW YORK TAX EXEMPT FUND
                              ---------------------------------------     ---------------------------------------
                                 FOR THE TEN             FOR THE             FOR THE TEN             FOR THE
                                MONTHS ENDED           YEAR ENDED           MONTHS ENDED           YEAR ENDED
                              DECEMBER 31, 1997     FEBRUARY 28, 1997     DECEMBER 31, 1997     FEBRUARY 28, 1997
                              -----------------     -----------------     -----------------     -----------------
Co-Administration Fee             $ 401,957             $ 436,938             $ 117,747             $ 114,862

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is payable by the Funds to CSI for distribution services.

3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. Neither Fund currently offers Advisor Shares.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS (CONT'D)

   Transactions in shares of each Fund were as follows:

                                  CASH RESERVE FUND                                       NEW YORK TAX EXEMPT FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                 FOR THE TEN           FOR THE             FOR THE           FOR THE TEN           FOR THE             FOR THE
                MONTHS ENDED         YEAR ENDED          YEAR ENDED         MONTHS ENDED         YEAR ENDED          YEAR ENDED
              DECEMBER 31, 1997   FEBRUARY 28, 1997   FEBRUARY 29, 1996   DECEMBER 31, 1997   FEBRUARY 28, 1997   FEBRUARY 29, 1996
              -----------------   -----------------   -----------------   -----------------   -----------------   -----------------

Shares sold      2,356,390,501       2,207,941,180       1,883,249,027         347,174,918         375,730,772         300,237,798
Shares
 issued to
shareholders
 on
reinvestment
 of
 dividends          13,364,994          14,490,731          10,583,684           1,663,509           1,179,911           1,048,655
Shares
 redeemed       (2,313,798,174)     (2,189,302,165)     (1,913,436,052)       (321,856,449)       (349,303,606)       (281,813,622)
              -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
Net increase
 (decrease)
 in shares          55,957,321          33,129,746         (19,603,341)         26,981,978          27,607,077          19,472,831
              -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
              -----------------   -----------------   -----------------   -----------------   -----------------   -----------------

4. LIABILITIES

   At December 31, 1997 the Funds had the following affiliated and investment related liabilities:

                                       CASH RESERVE FUND     NEW YORK TAX EXEMPT FUND
                                       -----------------     ------------------------
Dividends Payable                             $805,053                 $227,141
Investment advisory fee payable                 81,839                   27,518
Administrative services fee payable             44,133                   12,571
Payable for Fund shares redeemed            18,651,936                  869,526

5. NET ASSETS

   At December 31, 1997, capital contributions and accumulated net realized loss on security transactions have been adjusted for current period permanent book/tax differences. The New York Tax Exempt Fund reclassified expired capital loss carryover of $4,823 to capital contributions.

   Net Assets at December 31, 1997, consisted of the following:

                                       CASH RESERVE FUND     NEW YORK TAX EXEMPT FUND
                                       -----------------     ------------------------
Capital contributed, net                 $ 472,695,213             $151,181,106
Accumulated net realized loss from
 security transactions                         (20,652)                  (8,303)
                                       -----------------            -----------
Net assets                               $ 472,674,561             $151,172,803
                                       -----------------            -----------
                                       -----------------            -----------

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1997
--------------------------------------------------------------------------------

6. CAPITAL LOSS CARRYOVER

   For the period ended December 31, 1997, the Cash Reserve Fund and the New York Tax Exempt Fund have capital loss carryovers of $20,216 and $8,303, respectively, to offset possible future capital gains of each Fund. These carryovers expire as follows:

            FUND                YEAR                  AMOUNT
----------------------------    ----                  ------
Cash Reserve                    2004                  $2,226
                                2005                  17,990
New York Tax Exempt             1998                   4,026
                                2000                   4,089
                                2002                     188

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS:

We have audited the accompanying statements of net assets of Warburg Pincus Cash Reserve Fund and Warburg Pincus New York Tax Exempt Fund (all funds collectively referred to as the 'Warburg Pincus Money Market Funds'), as of December 31, 1997, and the related statements of operations, the related statements of changes in net assets, and the financial highlights for each of the years (or periods) presented. These financial statements and financial highlights are the responsibility of the Warburg Pincus Money Market Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Warburg Pincus Money Market Funds as of December 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the years (or periods) presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 9, 1998

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                          800-WARBURG (800-927-2874)
                                WWW.WARBURG.COM

COUNSELLORS SECURITIES INC., DISTRIBUTOR.                         WPMMF-2-1297


                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as................................. 'D'
The division sign shall be expressed as................................. [div]